Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 12 – Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the Company issued these unaudited condensed consolidated financial statements on May 8, 2026. Based on the review, the Company did not identify any subsequent event that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.